S000004438 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	221 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
MSCI ACWI ex USA Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.62%	7.08%	3.83%
MSCI EAFE Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.95%	7.08%	3.16%
iShares MSCI EAFE Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		18.87%	7.04%	3.05%
Performance Inception Date					Aug. 01, 2005
iShares MSCI EAFE Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.74%	6.18%	2.27%
iShares MSCI EAFE Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.11%	5.54%	2.40%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.